Employee Benefit Plans	12 Months Ended
Mar. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans

Prior to February 9, 2015, our eligible U.S. employees and retirees participated in a defined benefit pension plan provided by Orbital ATK. Subsequent to February 9, 2015, we established a noncontributory defined benefit pension plan (the "Plan") which covers substantially all employees hired prior to January 1, 2007 and retained similar provisions as those that existed within the Orbital ATK plans. Eligible non-union employees hired on or after January 1, 2007 and certain union employees are not covered by a defined benefit plan, but substantially all of such employees receive an employer contribution through a defined contribution plan. On January 31, 2013, the Orbital ATK plans were amended to freeze the pension formula benefits effective June 30, 2013 and to implement a new cash balance formula applicable to pay and service starting July 1, 2013. In the current fiscal year there were no plan amendments or actuarial assumption changes that had a significant impact on benefit plan obligations. The total expense for these plans was $7,300, $4,732, and $5,936 for the fiscal years 2016, 2015, and 2014, respectively. The estimated expense for these plans for the fiscal year 2017 is $7,162.

The Company recognizes the funded status of its defined benefit pension plans and other postretirement benefit plans, measured as the difference between the fair value of the plan assets and the benefit obligation. Benefit obligation balances reflect the projected benefit obligation ("PBO") for our pension plans and accumulated PRB obligations ("APBO") or our other PRB plans. The weighted average discount rate used to determine the pension benefit obligation was 4.01% and 3.87% as of March 31, 2016 and 2015, respectively. The fair value of the plan assets was $148,168 and $164,967 as of March 31, 2016 and 2015, respectively. The benefit obligation was $221,645 and $225,095 as of March 31, 2016 and 2015, respectively, resulting in an unfunded liability of $73,477 and $60,128 as of March 31, 2016 and 2015, respectively, which is primarily recorded within Accrued pension and postemployment liabilities. As of March 31, 2015, $26,323, $89,584 and $49,060 of the pension plan investments were held in level 1, level 2, and level 3 instruments which reflects our estimated allocated portion of the assets that were held in the Orbital ATK asset pool on our behalf and does not reflect the precise assets that were transferred to us.

Our share of plan assets from Orbital ATK were transferred to us on July 1, 2015, and were subsequently directed into newly established investments at the designation of our Retirement Investment Committee.The plan assets are invested in a variety of financial funds which have investments in a variety of financial instruments including equities, fixed income, and hedge funds. Plan assets are invested in various asset classes that are expected to produce a sufficient level of diversification and investment return over the long term. The investment goals are (1) to meet or exceed the assumed actuarial rate of return of 6.75% and 7.25% over the long term within reasonable and prudent levels of risk as of March 31, 2016 and 2015, respectively, and (2) to preserve the real purchasing power of assets to meet future obligations.

Investments in financial funds are valued by multiplying the fund's net asset value ("NAV") per share with the number of units or shares owned as of the valuation date. NAV per share is determined by the fund's administrator or the Company's custodian by deducting from the value of the assets of the fund all its liabilities and the resulting number is divided by the outstanding number of shares or units. Investments held by the funds are valued on the basis of valuations furnished by a pricing service approved by the fund's investment manager, which determines valuations using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders, or at fair value as determined in good faith by the fund's investment manager. For those assets that are invested within hedge funds there are certain restrictions on redemption of those assets including a one year lockup period from initial investment and thereafter a 65 day notice must be provided prior to redemption. There are no other significant restrictions on redemption of assets within other asset categories.
The following benefit payments, which reflect expected future service, are expected to be paid in the years ending March 31. The pension benefits will be paid primarily out of the pension trust.

Pension Benefits
2017	$11,450
2018	12,252
2019	13,194
2020	14,818
2021	13,971
2022 through 2026	$76,723

Defined Contribution Plan

The Company sponsors a defined contribution retirement plan, a 401(k) savings plan with an employee stock ownership ("ESOP") feature. The ESOP feature will be discontinued as of June 30, 2016. The plan is a tax-qualified retirement plan subject to the Employee Retirement Income Security Act of 1974 and covers most employees in the United States.

Total contributions in fiscal year 2016 were $14,914. Orbital ATK, on our behalf, contributed $12,936 in fiscal year 2015, and $10,057 in fiscal year 2014.